Equity - Distributions (Details) - USD ($) $ / shares in Units, $ in Thousands	May 15, 2019	May 10, 2019	Apr. 24, 2019	Apr. 15, 2019	Feb. 14, 2019	Jan. 22, 2019	Jan. 15, 2019	Nov. 14, 2018	Oct. 23, 2018	Oct. 15, 2018	Aug. 14, 2018	Jul. 24, 2018	Jul. 16, 2018	May 15, 2018	Apr. 24, 2018	Apr. 16, 2018	Feb. 14, 2018	Jan. 23, 2018	Jan. 15, 2018	Nov. 14, 2017	Oct. 19, 2017	Oct. 16, 2017	Aug. 14, 2017	Jul. 20, 2017	May 15, 2017	Apr. 24, 2017	Feb. 14, 2017	Jan. 19, 2017	Nov. 14, 2016	Oct. 20, 2016	Aug. 12, 2016	Jul. 21, 2016	May 13, 2016	Apr. 21, 2016
Distributions
Amount Per Unit (in dollars per unit)			$ 0.3900			$ 0.3900			$ 0.3900			$ 0.3900			$ 0.3900			$ 0.3900			$ 0.3900			$ 0.3900		$ 0.3900		$ 0.3900		$ 0.3900		$ 0.3900		$ 0.3900
Amount Paid to Limited Partners	$ 49,127				$ 48,373			$ 48,260			$ 47,600			$ 47,374			$ 47,223			$ 47,000			$ 47,460		$ 46,870		$ 42,923		$ 41,907		$ 41,146		$ 40,626
Amount Paid to General Partner	$ 85				83			83			82			82			81			81			81		80		74		72		71		$ 70
Class B Perpetual Preferred Units
Distributions
Distributions paid to preferred unitholders				$ 4,725			$ 4,725			$ 4,725			$ 4,725			$ 4,725			$ 4,725			$ 5,670
Oaktree Capital Management L.P. | Class A Convertible Preferred Units
Distributions
Distributions paid to preferred unitholders		$ 4,034			$ 6,449			$ 6,449			$ 6,449			$ 6,449			$ 6,449			$ 6,449			$ 6,449		$ 6,449		$ 6,449		$ 6,449		$ 1,795